Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 240	$ 681
Accounts and notes receivable, net:
Trade and other	972	600
Income tax receivable	167	74
Deferred income tax asset	67	27
Inventories	231	194
Other current assets and deferred charges	213	107
Total current assets	1,890	1,683
Investments	8,400	4,360
Property, plant, and equipment - net	28,081	18,210
Goodwill	1,120	646
Other intangible assets, net of accumulated amortization	10,453	1,644
Regulatory assets, deferred charges, and other	619	599
Total assets	50,563	27,142
Current liabilities:
Accounts payable	865	960
Accrued liabilities	900	797
Commercial paper	798	225
Long-term debt due within one year	4	1
Total current liabilities	2,567	1,983
Long-term debt	20,888	11,353
Deferred income taxes	4,712	3,529
Other noncurrent liabilities	2,224	1,356
Contingent liabilities and commitments (Note 18)
Stockholders' equity:
Common stock (960 million shares authorized at $1 par value; 782 million shares issued at December 31, 2014, and 718 million shares issued at December 31, 2013)	782	718
Capital in excess of par value	14,925	11,599
Retained deficit	(5,548)	(6,248)
Accumulated other comprehensive income (loss)	(341)	(164)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders' equity	8,777	4,864
Noncontrolling interests in consolidated subsidiaries	11,395	4,057
Total equity	20,172	8,921
Total liabilities and equity	$ 50,563	$ 27,142